T. ROWE PRICE European Stock Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 1.1%
Common Stocks 1.1%
BAWAG Group  193,033 9,939
Total Austria (Cost
$7,610
)
9,939
DENMARK 5.5%
Common Stocks 5.5%
Coloplast, Class B  16,645 1,919
Novo Nordisk, Class B  439,980 50,291
Total Denmark (Cost
$36,672
)
52,210
FINLAND 3.6%
Common Stocks 3.6%
Elisa  221,831 10,107
Sampo, Class A  301,294 12,611
Valmet  406,899 11,516
Total Finland (Cost
$34,028
)
34,234
FRANCE 15.1%
Common Stocks 15.1%
Airbus  118,713 18,909
Edenred  167,803 10,023
EssilorLuxottica  75,224 14,742
Eurofins Scientific  118,392 7,129
Euronext  144,849 12,741
LVMH Moet Hennessy Louis Vuitton  32,855 27,337
Remy Cointreau  63,917 6,476
Sartorius Stedim Biotech  47,081 12,685
SPIE  185,183 6,126
TotalEnergies  410,353 26,622
Total France (Cost
$122,292
)
142,790
GERMANY 15.4%
Common Stocks 15.4%
Daimler Truck Holding  296,894 10,610
Deutsche Telekom  932,872 22,900
Hannover Rueck  49,480 11,861
Merck  68,766 11,283

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Puma  200,467 8,067
SAP  186,821 32,366
Scout24  158,394 11,663
Siemens  151,437 27,111
Symrise  90,747 9,363
Total Germany (Cost
$118,123
)
145,224
ITALY 6.8%
Common Stocks 6.8%
Davide Campari-Milano  801,257 8,118
De' Longhi  215,598 6,983
Enel  2,008,634 13,706
Ferrari  23,107 8,058
Intesa Sanpaolo  4,089,875 12,602
PRADA (HKD)  1,192,100 7,392
Prysmian  159,670 7,027
Total Italy (Cost
$48,667
)
63,886
NETHERLANDS 12.7%
Common Stocks 12.7%
Adyen (1) 6,868 8,614
Akzo Nobel  166,701 12,805
ASML Holding  58,075 50,385
BE Semiconductor Industries  56,115 8,433
Heineken  142,159 14,300
ING Groep  875,151 12,435
Universal Music Group  427,612 12,605
Total Netherlands (Cost
$78,718
)
119,577
NORWAY 2.5%
Common Stocks 2.5%
DNB Bank  503,612 9,790
Equinor  153,412 4,390
Storebrand  1,043,966 9,387
Total Norway (Cost
$23,232
)
23,567
PORTUGAL 2.0%
Common Stocks 2.0%
Galp Energia  394,249 6,206

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Jeronimo Martins  571,622 13,001
Total Portugal (Cost
$15,538
)
19,207
SPAIN 4.1%
Common Stocks 4.1%
Amadeus IT Group  234,233 16,415
Fluidra  199,766 4,325
Iberdrola (2) 1,512,084 18,208
Total Spain (Cost
$35,535
)
38,948
SWEDEN 5.9%
Common Stocks 5.9%
Assa Abloy, Class B  449,132 12,318
Boliden  304,534 8,083
Essity, Class B  557,706 13,097
Sandvik  547,101 11,498
Svenska Cellulosa, Class B  820,298 11,167
Total Sweden (Cost
$54,656
)
56,163
SWITZERLAND 5.8%
Common Stocks 5.8%
Alcon  186,572 14,044
Cie Financiere Richemont, Class A  67,143 9,973
Julius Baer Group  196,986 10,724
Partners Group Holding  6,323 8,531
Sonova Holding  35,396 11,313
Total Switzerland (Cost
$45,523
)
54,585
UNITED KINGDOM 18.7%
Common Stocks 18.7%
AstraZeneca  228,713 30,322
BP  3,349,825 19,564
Bridgepoint Group  1,415,737 4,821
Endava, ADR (USD) (1)(2) 85,900 6,079
Experian  380,264 15,828
Greggs  304,241 10,248
HSBC Holdings  2,799,751 21,860
Informa  742,565 7,293
London Stock Exchange Group  136,454 15,435
Prudential  1,078,035 11,074

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Smith & Nephew  647,945 9,062
Unilever  510,046 24,819
Total United Kingdom (Cost
$162,757
)
176,405
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 7,974,207 7,974
Total Short-Term Investments (Cost $7,974) 7,974
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 1,504,985 1,505
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,505
Total Securities Lending Collateral (Cost $1,505) 1,505
Total Investments in Securities 100.2%
(Cost $792,830) $ 946,214
Other Assets Less Liabilities (0.2)% (1,514)
Net Assets 100.0% $ 944,700
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 99++
Totals $ —# $ — $ 99+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 11,612  ¤  ¤ $ 9,479
Total $ 9,479^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $99 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,479.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price European Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE European Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE European Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,079 $ 930,656 $ — $ 936,735
Short-Term Investments 7,974 — — 7,974
Securities Lending Collateral 1,505 — — 1,505
Total $ 15,558 $ 930,656 $ — $ 946,214

T. ROWE PRICE European Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F79-054Q1 01/24